Related Party Balances and Transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	$ 941	$ 1,662	$ 2,677
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	0	0	894
Inventories [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	104	122	305
Purchase of property and equipment [Member]
Related Party Transaction [Line Items]
Expenses	37	180	175
Purchase of property and equipment [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	$ 37	$ 180	$ 175